Consolidated Income Statements (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Revenues:
Licenses	$ 337,889	$ 320,683	$ 279,238
Services	519,526	446,414	415,998
Total revenues	857,415	767,097	695,236
Cost of revenues:
Licenses	10,913	8,303	7,581
Services	88,431	67,809	58,528
Amortization of purchased technology	23,774	16,101	19,393
Total cost of revenues	123,118	92,213	85,502
Gross profit	734,297	674,884	609,734
Operating expenses:
Sales and marketing	343,411	304,934	272,944
Research and development	166,191	151,896	144,370
General and administrative	110,198	84,808	76,748
Amortization of other purchased intangible assets	23,972	12,670	13,159
Litigation loss provision, net			19,025
Total operating expenses	643,772	554,308	526,246
Income from operations	90,525	120,576	83,488
Other (expense) income, net	(4,750)	(7,034)	707
Income before income tax provision	85,775	113,542	84,195
Income tax provision	34,825	17,820	16,019
Net income	50,950	95,722	68,176
Net loss attributable to noncontrolling interest (including $8,237 increase of redeemable noncontrolling interest to redemption value)	(8,091)
Net income attributable to Quest Software, Inc.	$ 42,859	$ 95,722	$ 68,176
Net income per share attributable to Quest Software, Inc. stockholders:
Basic	$ 0.49	$ 1.06	$ 0.74
Diluted	$ 0.48	$ 1.03	$ 0.72
Weighted-average common shares outstanding:
Basic	87,104	90,411	91,926
Diluted	88,992	93,282	94,066